Cash and due from banks at amortized cost - Summary of early redemptions of deposits measured at amortized cost (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2026
Cash and due from banks at amortized cost Early redemptions of deposits measured at amortized cost [Abstract]
Carrying amount of Installment savings	[1]	₩ 137,975
Gain (loss) from redemption on Installment savings	[1]	1,639
Carrying amount of time deposits	[1]	33,186
Gain (loss) from redemption on time deposits	[1]	₩ (6,070)
Accrued interest of installment savings and time deposits			₩ 65,737

[1]	The carrying amount includes accrued interest of W 65,737 million.